Cover	Nov. 22, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	000-53371
Entity Registrant Name	Ameritrust Corporation
Entity Central Index Key	0001372954
Entity Tax Identification Number	98-0465540
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	1712 Pioneer Avenue
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Cheyenne
Entity Address, State or Province	WY
Entity Address, Postal Zip Code	82001
City Area Code	475
Local Phone Number	217-6124
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Title of 12(b) Security	N/A
Trading Symbol	N/A
Security Exchange Name	NONE